SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following exchange rates were used to translate the financial statements of the Company and its foreign subsidiary into USD:

The following exchange rates were used to translate the financial statements of the Company and its foreign subsidiary into USD:

	December 31,
	2020	2019
Great Britain pound Sterling	$1.37	$1.32

	For the Years Ended December 31,
	2020	2019
Great Britain pound Sterling	$1.28	$1.28